UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549


FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2957

Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
			Southfield, Michigan		48034
	          (Address of principal executive offices)
	(Zip code)

Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)

Registrant s telephone number, including area code:
(248) 353-0790

Date of fiscal year end:  September 30

Date of reporting period: June 30, 2021


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant s proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.



A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange
Commission, 450 Fifth Street, NW, Washington, DC 20549-
0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.




TABLE OF CONTENTS


Item 1.  Proxy Voting Record

Signature



Item 1.	Proxy Voting Record.

      Disclose the following information for each matter
relating to a portfolio security considered at any
shareholder meeting held during the period covered by the
report and with respect to which the registrant was
entitled to vote:
(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio
security;
(c)	The Council on Uniform Securities Identification
Procedures 	( CUSIP ) number for the portfolio
security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or
by a security holder;
(g)	Whether the registrant cast its vote on the
matter;
(h)	How the registrant cast its vote (e.g., for or
against proposal, or 	abstain; for or withhold
regarding election of directors); and
(i)	Whether the registrant cast its vote for or
against management.

      For the twelve months ended June 30, 2021 Keyco Bond
Fund, Inc. did not own or hold any voting securities.
Consequently, no matters relating to portfolio securities were considered at a shareholder meeting held during the year ended June 30, 2021 with respect to which Keyco Bond
Fund, Inc. was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:			Keyco Bond Fund, Inc.

By (signature and title):	_/s/ Joel D. Tauber___
				Joel D. Tauber, President

Date:		July 22, 2021